Equity - Additional Information (Detail) € / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended		7 Months Ended
	May 08, 2026 EUR (€) € / shares shares	May 08, 2026 USD ($)	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2025 USD ($) shares	Apr. 30, 2024 EUR (€)	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€)	Jul. 31, 2025 EUR (€) € / shares shares	Jul. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized share capital | €						€ 14,100,000
Nominal value per share | € / shares						€ 0.12
Number of shares issued and fully paid						70,204,506				65,210,590
Share capital | €						€ 8,424,541				€ 7,825,271
Proceeds from sales | €						113,126,633	€ 29,458
Sale of ordinary share | €						€ 112,409,702
Shares sold at the public offering price | € / shares						€ 0.12
Proceeds from exercise of pre-funded warrants			€ 40,000.00	$ 50
Issuance of ordinary shares			500,000	500,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares	€ 0.12							€ 0.12
Number of shares issued and fully paid	581,199
Proceeds from sales	€ 105,700,000	$ 124,300						€ 160,300,000	$ 188,500
Bank fees	€ 6,700,000	$ 7,900						€ 10,900,000	$ 12,800
Shares sold at the public offering price | € / shares	€ 0.12							€ 0.12
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized						117,500,000
Number of shares issued and fully paid						70,204,506				65,210,590
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
Proceeds from sales | €					€ 175,000,000
Ordinary Shares [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	4,455,863							9,562,500
Pre-funded warrants [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid								500,000